AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Information Technology - 23.6%
Communications Equipment - 1.0%
Ciena Corp. (a)	20,545	$767,150

Electronic Equipment, Instruments & Components - 2.5%
Littelfuse, Inc.	4,130	753,643
Novanta, Inc. (a)	13,340	1,130,298

		1,883,941

Semiconductors & Semiconductor Equipment - 4.4%
Cree, Inc. (a)	16,470	942,414
Monolithic Power Systems, Inc.	5,111	692,489
Silicon Laboratories, Inc. (a)	11,364	918,893
Universal Display Corp.	4,740	724,509

		3,278,305

Software - 14.6%
2U, Inc. (a)	10,407	737,336
Altair Engineering, Inc.-Class A (a)	23,122	851,121
Aspen Technology, Inc. (a)	8,743	911,545
Blackline, Inc. (a)	12,662	586,504
Five9, Inc. (a)	20,160	1,065,053
Guidewire Software, Inc. (a)	5,316	516,502
HubSpot, Inc. (a)	7,060	1,173,443
New Relic, Inc. (a)	12,366	1,220,524
Rapid7, Inc. (a)	21,528	1,089,532
RingCentral, Inc.-Class A (a)	5,300	571,340
SailPoint Technologies Holding, Inc. (a)	32,718	939,661
Trade Desk, Inc. (The)-Class A (a)	6,239	1,235,010

		10,897,571

Technology Hardware, Storage & Peripherals - 1.1%
Pure Storage, Inc.-Class A (a)	36,880	803,615

		17,630,582

Health Care - 22.5%
Biotechnology - 10.4%
Aimmune Therapeutics, Inc. (a)(b)	16,503	368,842
Allakos, Inc. (a)(b)	7,878	319,059
Allogene Therapeutics, Inc. (a)(b)	10,161	293,754
Ascendis Pharma A/S (Sponsored ADR) (a)	4,761	560,370
BeiGene Ltd. (Sponsored ADR) (a)	2,867	378,444
Biohaven Pharmaceutical Holding Co., Ltd. (a)	11,598	596,949
Blueprint Medicines Corp. (a)	7,942	635,757
Deciphera Pharmaceuticals, Inc. (a)	8,791	204,039
Exact Sciences Corp. (a)	9,935	860,570
Gossamer Bio, Inc. (a)	10,865	235,445
Invitae Corp. (a)	15,280	357,858
Madrigal Pharmaceuticals, Inc. (a)(b)	2,380	298,119
Neurocrine Biosciences, Inc. (a)	6,360	560,316

Company	Shares	U.S. $ Value
NuCana PLC (ADR) (a)(b)	10,626	$180,642
Rubius Therapeutics, Inc. (a)(b)	19,460	352,226
Sage Therapeutics, Inc. (a)	2,146	341,321
Sarepta Therapeutics, Inc. (a)	2,860	340,883
Ultragenyx Pharmaceutical, Inc. (a)	8,953	620,980
Y-mAbs Therapeutics, Inc. (a)	11,375	298,139

		7,803,713

Health Care Equipment & Supplies - 4.0%
Insulet Corp. (a)	5,510	523,946
iRhythm Technologies, Inc. (a)	12,368	927,105
Penumbra, Inc. (a)	5,533	813,407
Tactile Systems Technology, Inc. (a)	13,299	701,123

		2,965,581

Health Care Providers & Services - 2.1%
Guardant Health, Inc. (a)(b)	4,446	341,008
LHC Group, Inc. (a)	11,130	1,233,872

		1,574,880

Health Care Technology - 2.3%
Teladoc Health, Inc. (a)	19,080	1,060,848
Vocera Communications, Inc. (a)	20,197	638,831

		1,699,679

Life Sciences Tools & Services - 1.3%
ICON PLC (a)	7,027	959,748

Pharmaceuticals - 2.4%
Aerie Pharmaceuticals, Inc. (a)	9,525	452,437
Aquestive Therapeutics, Inc. (a)	7,554	52,198
GW Pharmaceuticals PLC (Sponsored ADR) (a)	2,308	389,060
Intersect ENT, Inc. (a)	20,320	653,288
Revance Therapeutics, Inc. (a)	16,065	253,184

		1,800,167

		16,803,768

Consumer Discretionary - 21.0%
Distributors - 1.3%
Pool Corp.	6,037	995,924

Diversified Consumer Services - 5.4%
Bright Horizons Family Solutions, Inc. (a)	8,565	1,088,697
Chegg, Inc. (a)	18,490	704,839
Grand Canyon Education, Inc. (a)	9,254	1,059,676
Strategic Education, Inc.	8,730	1,146,336

		3,999,548

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 5.3%
Hilton Grand Vacations, Inc. (a)	31,878	$983,436
OneSpaWorld Holdings Ltd. (a)(b)	16,540	225,937
Planet Fitness, Inc. (a)	22,856	1,570,664
Wingstop, Inc.	15,466	1,175,880

		3,955,917

Household Durables - 0.9%
Skyline Champion Corp.	36,196	687,724

Internet & Direct Marketing Retail - 3.1%
Etsy, Inc. (a)	21,726	1,460,422
GrubHub, Inc. (a)	9,830	682,890
Wayfair, Inc.-Class A (a)	1,015	150,677

		2,293,989

Multiline Retail - 1.6%
Ollie’s Bargain Outlet Holdings, Inc. (a)	14,252	1,216,123

Specialty Retail - 3.4%
Five Below, Inc. (a)	11,602	1,441,548
Sleep Number Corp. (a)	23,159	1,088,473

		2,530,021

		15,679,246

Industrials - 16.5%
Aerospace & Defense - 2.2%
Hexcel Corp.	11,544	798,383
Mercury Systems, Inc. (a)	13,530	867,003

		1,665,386

Building Products - 1.1%
Armstrong World Industries, Inc.	10,671	847,491

Commercial Services & Supplies - 1.4%
Tetra Tech, Inc.	17,625	1,050,274

Construction & Engineering - 0.3%
Dycom Industries, Inc. (a)	4,563	209,624

Industrial Conglomerates - 0.7%
Carlisle Cos., Inc.	4,052	496,856

Machinery - 6.8%
Chart Industries, Inc. (a)	10,400	941,408
Gardner Denver Holdings, Inc. (a)	31,169	866,810
Gates Industrial Corp. PLC (a)	33,134	475,141
IDEX Corp.	5,412	821,217
Lincoln Electric Holdings, Inc.	4,179	350,493
Nordson Corp.	6,220	824,274
RBC Bearings, Inc. (a)	6,023	765,945

		5,045,288

Road & Rail - 2.2%
Knight-Swift Transportation Holdings, Inc.	25,536	834,517
Saia, Inc. (a)	13,340	815,074

		1,649,591

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 1.8%
H&E Equipment Services, Inc.	29,066	$729,847
SiteOne Landscape Supply, Inc. (a)	10,887	622,192

		1,352,039

		12,316,549

Financials - 7.6%
Banks - 2.7%
Cadence BanCorp	34,160	633,668
Western Alliance Bancorp (a)	17,662	724,849
Wintrust Financial Corp.	9,840	662,527

		2,021,044

Capital Markets - 3.3%
Hamilton Lane, Inc.-Class A	21,962	957,104
Houlihan Lokey, Inc.	17,870	819,339
Stifel Financial Corp.	13,467	710,519

		2,486,962

Insurance - 1.6%
Trupanion, Inc. (a)(b)	36,114	1,182,372

		5,690,378

Consumer Staples - 2.9%
Food & Staples Retailing - 1.4%
Chefs’ Warehouse, Inc. (The) (a)	33,231	1,031,822

Food Products - 1.5%
Freshpet, Inc. (a)	26,661	1,127,494

		2,159,316

Materials - 2.4%
Chemicals - 2.4%
Ingevity Corp. (a)	11,204	1,183,254
PolyOne Corp.	19,402	568,673

		1,751,927

Energy - 2.0%
Energy Equipment & Services - 0.5%
Oil States International, Inc. (a)	24,171	409,940

Oil, Gas & Consumable Fuels - 1.5%
Magnolia Oil & Gas Corp. (a)	41,370	496,440
Matador Resources Co. (a)	32,017	618,889

		1,115,329

		1,525,269

Total Common Stocks (cost $59,455,315)		73,557,035

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.9%
Investment Companies - 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.38% (c)(d)(e) (cost $1,369,493)	1,369,493	$1,369,493

Total Investments Before Security Lending Collateral for Securities Loaned - 100.4% (cost $60,824,808)		74,926,528

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.1%
Investment Companies - 4.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.38% (c)(d)(e) (cost $3,083,912)	3,083,912	3,083,912

Total Investments - 104.5% (cost $63,908,720) (f)		78,010,440
Other assets less liabilities - (4.5)%		(3,345,028)

Net Assets - 100.0%		$74,665,412

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,350,150 and gross unrealized depreciation of investments was $(2,248,430), resulting in net unrealized appreciation of $14,101,720.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$73,557,035		$	– 0	–	$	– 0	–	$73,557,035
Short-Term Investments	1,369,493			– 0	–		– 0	–	1,369,493
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,083,912			– 0	–		– 0	–	3,083,912

Total Investments in Securities	78,010,440			– 0	–		– 0	–	78,010,440
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$78,010,440		$	– 0	–	$	– 0	–	$78,010,440

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,148	$8,150	$7,929	$1,369	$11
Government Money Market Portfolio*	2,447	6,022	5,385	3,084	15

Total	$3,595	$14,172	$13,314	$4,453	$26

*	Investments of cash collateral for securities lending transactions